Note 1 - Basis of Presentation and General Information	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. was formed on
May 5, 2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship-owning companies in existence at that time. Euroseas Ltd, through its wholly owned vessel owning subsidiaries (collectively the "Company" or “Euroseas”) is engaged in the ocean transportation of containers through ownership and operation of containerships. Euroseas’ common shares trade on the Nasdaq Capital Market under the ticker symbol “ESEA”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family.  Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note
4
).

The Pittas family is the controlling shareholder of Friends Investment Company Inc. which, in turn, owns
29.6%
of the Company’s common shares as of
March 31, 2019.

Following the close of trading on the Nasdaq Capital Market on
May 30, 2018,
the Company completed the spin-off (the “Spin-off”) of its drybulk fleet (excluding M/V Monica P, a handymax drybulk carrier, which was agreed to be sold) to EuroDry Ltd ("EuroDry"). Shareholders of the Company received one
EuroDry common share for every
five
common shares of the Company they owned as of
May 23, 2018.
Shares of EuroDry commenced trading on
May 31, 2018
on the Nasdaq Capital Market under the symbol "EDRY." EuroDry operates in the dry cargo, drybulk shipping markets, owning and operating drybulk vessels previously owned and operated by Euroseas, and is now a separate publicly traded company. Euroseas continues to operate in the container shipping market and remains a publicly traded company. Accordingly, the results of operations and financial condition of EuroDry have been presented in discontinued operations for all historical comparative periods presented.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries and should be read in conjunction with the audited consolidated financial statements for the year ended
December 31, 2018
as filed with the U.S. Securities and Exchange Commission ("SEC") on Form
20
-F on
April 25, 2019.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not
include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the three
month period ended
March 31, 2019
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December 31, 2019.

As of
March 31, 2019,
the Company had a working capital deficit of
$0.25
million and has been incurring losses. The Company’s cash balance amounted to
$4.16
million and cash in restricted and retention accounts amounted to
$6.25
million as of
March 31, 2019.
The Company intends to fund its working capital requirements via cash on hand, cash flow from operations, debt balloon payment refinancing and proceeds from its at-the-market offering and other equity offerings. In the unlikely event that these are not
sufficient we
may
also draw down up to
$2.00
million under a commitment from COLBY Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, and possible vessel sales (where equity will be released), if required, among other options. The Company believes that it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the interim condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.